Long-term Debt - Schedule of Debt (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Term Loans		$ 85,881,055
Current portion of long-term debt associated with vessel held for sale		203,491
Current portion of deferred finance charges associated with vessels held for sale		23,537,305
Long term debt		62,343,750
Total debt		85,881,055
Current portion of deferred finance charges		787,895
Total deferred finance charges		991,386
Total debt, net of deferred finance charges		84,889,669
Less: Current portion of long-term debt, net of current portion of deferred finance charges	$ 0	23,333,814
Long-term debt	$ 0	61,555,855
Term Loan 1 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2032
Drawn Amount	$ 70,000,000
Term Loans	$ 0	66,719,215
Term Loan 2 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 31, 2025
Drawn Amount	$ 65,650,000
Term Loans	$ 0	$ 19,161,840